UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Nasdaq-100 Premium Income ETF

The NASDAQ Stock Market LLC: GPIQ

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs Nasdaq-100 Core Premium Income ETF) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	53.3%
Communication Services	15.5%
Consumer Discretionary	13.4%
Consumer Staples	5.2%
Health Care	4.8%
Industrials	4.5%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Other	0.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$1,033,375,342
  # of Portfolio Holdings102
  Portfolio Turnover Rate3%
  Total Net Advisory Fees Paid$826,195

Goldman Sachs Nasdaq-100 Premium Income ETF

GPIQ

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Nasdaq-100 Premium Income ETF

38149W630-SAR-0625  GPIQ

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs S&P 500 Premium Income ETF

The NASDAQ Stock Market LLC: GPIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs S&P 500 Core Premium Income ETF) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	33.2%
Financials	14.1%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	9.3%
Industrials	8.6%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$1,021,868,816
  # of Portfolio Holdings504
  Portfolio Turnover Rate2%
  Total Net Advisory Fees Paid$885,976

Goldman Sachs S&P 500 Premium Income ETF

GPIX

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs S&P 500 Premium Income ETF

38149W622-SAR-0625  GPIX

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2025 Goldman Sachs Premium Income ETFs Goldman Sachs Nasdaq-100 Premium Income ETF (GPIQ)* Goldman Sachs S&P 500 Premium Income ETF (GPIX)* * Effective after the close of business on April 30, 2025, the Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF were renamed the Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF, respectively.

Goldman Sachs Premium Income ETFs

Page

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 100.6%

Communication Services – 15.5%
144,056	Alphabet, Inc., Class A	$25,386,989
135,132	Alphabet, Inc., Class C	23,971,065
8,544	Charter Communications, Inc., Class A*	3,492,873
226,808	Comcast Corp., Class A	8,094,777
15,257	Electronic Arts, Inc.	2,436,543
53,751	Meta Platforms, Inc., Class A	39,673,076
25,898	Netflix, Inc.*	34,680,789
11,123	Take-Two Interactive Software, Inc.*	2,701,220
69,139	T-Mobile US, Inc.	16,473,058
23,131	Trade Desk, Inc. (The), Class A*	1,665,201
150,654	Warner Bros Discovery, Inc.*	1,726,495

		160,302,086

Consumer Discretionary – 13.5%
26,300	Airbnb, Inc., Class A*	3,480,542
262,780	Amazon.com, Inc.*	57,651,304
1,984	Booking Holdings, Inc.	11,485,852
24,294	DoorDash, Inc., Class A*	5,988,714
5,711	Lululemon Athletica, Inc.*	1,356,820
16,680	Marriott International, Inc., Class A	4,557,143
3,037	MercadoLibre, Inc. (Brazil)*	7,937,594
52,059	O’Reilly Automotive, Inc.*	4,692,078
40,696	PDD Holdings, Inc. ADR (China)*	4,259,243
20,042	Ross Stores, Inc.	2,556,958
69,196	Starbucks Corp.	6,340,430
90,082	Tesla, Inc.*	28,615,448

		138,922,126

Consumer Staples – 5.2%
27,950	Coca-Cola Europacific Partners PLC (United Kingdom)	2,591,524
27,021	Costco Wholesale Corp.	26,749,169
82,724	Keurig Dr Pepper, Inc.	2,734,855
60,891	Kraft Heinz Co. (The)	1,572,205
78,859	Mondelez International, Inc., Class A	5,318,251
59,412	Monster Beverage Corp.*	3,721,568
83,493	PepsiCo, Inc.	11,024,416

		53,711,988

Energy – 0.5%
60,337	Baker Hughes Co.	2,313,320
17,812	Diamondback Energy, Inc.	2,447,369

		4,760,689

Financials – 0.4%
59,208	PayPal Holdings, Inc.*	4,400,339

Health Care – 4.8%
32,757	Amgen, Inc.	9,146,082
36,278	AstraZeneca PLC ADR (United Kingdom)	2,535,107
6,565	Biogen, Inc.*	824,498
23,859	Dexcom, Inc.*	2,082,652
27,868	GE HealthCare Technologies, Inc.	2,064,183

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
75,738	Gilead Sciences, Inc.	$8,397,072
4,880	IDEXX Laboratories, Inc.*	2,617,339
21,849	Intuitive Surgical, Inc.*	11,872,965
5,916	Regeneron Pharmaceuticals, Inc.	3,105,900
15,659	Vertex Pharmaceuticals, Inc.*	6,971,387

		49,617,185

Industrials – 4.5%
24,726	Automatic Data Processing, Inc.	7,625,498
4,731	Axon Enterprise, Inc.*	3,916,984
24,598	Cintas Corp.	5,482,156
53,016	Copart, Inc.*	2,601,495
114,404	CSX Corp.	3,733,003
69,885	Fastenal Co.	2,935,170
39,147	Honeywell International, Inc.	9,116,553
12,862	Old Dominion Freight Line, Inc.	2,087,503
31,955	PACCAR, Inc.	3,037,642
21,955	Paychex, Inc.	3,193,574
8,515	Verisk Analytics, Inc.	2,652,423

		46,382,001

Information Technology – 53.3%
25,936	Adobe, Inc.*	10,034,120
98,725	Advanced Micro Devices, Inc.*	14,009,077
30,242	Analog Devices, Inc.	7,198,201
5,372	ANSYS, Inc.*	1,886,754
369,728	Apple, Inc.	75,857,094
48,852	Applied Materials, Inc.	8,943,336
18,739	AppLovin Corp., Class A*	6,560,149
8,196	ARM Holdings PLC ADR*	1,325,621
5,342	ASML Holding NV (Netherlands)	4,281,025
10,070	Atlassian Corp., Class A*	2,045,116
13,022	Autodesk, Inc.*	4,031,221
192,518	Broadcom, Inc.	53,067,587
16,629	Cadence Design Systems, Inc.*	5,124,226
8,026	CDW Corp.	1,433,363
241,168	Cisco Systems, Inc.	16,732,236
30,002	Cognizant Technology Solutions Corp., Class A	2,341,056
15,116	Crowdstrike Holdings, Inc., Class A*	7,698,730
19,443	Datadog, Inc., Class A*	2,611,778
46,597	Fortinet, Inc.*	4,926,235
33,889	GLOBALFOUNDRIES, Inc.*	1,294,560
265,660	Intel Corp.	5,950,784
16,981	Intuit, Inc.	13,374,745
8,059	KLA Corp.	7,218,769
77,880	Lam Research Corp.	7,580,839
52,498	Marvell Technology, Inc.	4,063,345
32,858	Microchip Technology, Inc.	2,312,217
68,072	Micron Technology, Inc.	8,389,874
183,964	Microsoft Corp.	91,505,533
15,324	MicroStrategy, Inc., Class A*	6,194,421
603,975	NVIDIA Corp.	95,422,010
15,369	NXP Semiconductors NV (Netherlands)	3,357,973
25,599	ON Semiconductor Corp.*	1,341,644

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
137,801	Palantir Technologies, Inc., Class A*	$18,785,032
40,628	Palo Alto Networks, Inc.*	8,314,114
66,863	QUALCOMM, Inc.	10,648,601
6,542	Roper Technologies, Inc.	3,708,267
74,199	Shopify, Inc., Class A (Canada)*	8,558,855
9,469	Synopsys, Inc.*	4,854,567
55,343	Texas Instruments, Inc.	11,490,314
13,141	Workday, Inc., Class A*	3,153,840
9,500	Zscaler, Inc.*	2,982,430

		550,609,659

Materials – 1.3%
28,677	Linde PLC	13,454,675

Real Estate – 0.2%
25,720	CoStar Group, Inc.*	2,067,888

Utilities – 1.4%
32,548	American Electric Power Co., Inc.	3,377,180
19,080	Constellation Energy Corp.	6,158,261
61,500	Exelon Corp.	2,670,330
35,130	Xcel Energy, Inc.	2,392,353

		14,598,124

TOTAL COMMON STOCKS (Cost $907,035,362)		1,038,826,760

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,342,007	4.186%	$1,342,007
(Cost $1,342,007)

TOTAL INVESTMENTS – 100.7% (Cost $908,377,369)		$1,040,168,767

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(6,793,425)

NET ASSETS – 100.0%		$1,033,375,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

 WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following written option contracts:

 OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:

Calls
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	$551.00	08/04/2025	(150)	$(8,265)	$(198,192)	$ (197,363)	$ (829)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	549.00	07/28/2025	(2,176)	(119,462)	(2,700,171)	(2,010,080)	(690,091)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	529.00	07/21/2025	(1,653)	(87,444)	(4,307,864)	(1,723,666)	(2,584,198)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	531.00	07/14/2025	(1,468)	(77,951)	(3,309,938)	(1,403,041)	(1,906,897)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	534.00	07/07/2025	(2,418)	(129,121)	(4,389,686)	(2,182,849)	(2,206,837)
Total written option contracts				(7,865)	$(422,243)	$(14,905,851)	$(7,516,999)	$(7,388,852)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%

Communication Services – 9.8%
113,800	Alphabet, Inc., Class A	$20,054,974
91,785	Alphabet, Inc., Class C	16,281,741
140,005	AT&T, Inc.	4,051,745
1,929	Charter Communications, Inc., Class A*	788,595
73,455	Comcast Corp., Class A	2,621,609
4,347	Electronic Arts, Inc.	694,216
4,268	Fox Corp., Class A	239,179
2,656	Fox Corp., Class B	137,129
7,138	Interpublic Group of Cos., Inc. (The)	174,738
3,284	Live Nation Entertainment, Inc.*	496,804
4,871	Match Group, Inc.	150,465
42,479	Meta Platforms, Inc., Class A	31,353,325
8,331	Netflix, Inc.*	11,156,292
6,744	News Corp., Class A	200,432
1,521	News Corp., Class B	52,185
3,861	Omnicom Group, Inc.	277,760
11,997	Paramount Global, Class B	154,761
3,368	Take-Two Interactive Software, Inc.*	817,919
1,240	TKO Group Holdings, Inc.	225,618
9,401	T-Mobile US, Inc.	2,239,882
82,033	Verizon Communications, Inc.	3,549,568
35,183	Walt Disney Co. (The)	4,363,044
44,848	Warner Bros Discovery, Inc.*	513,958

		100,595,939

Consumer Discretionary – 10.3%
8,355	Airbnb, Inc., Class A*	1,105,701
184,801	Amazon.com, Inc.*	40,543,491
4,449	Aptiv PLC (Jersey)*	303,511
315	AutoZone, Inc.*	1,169,352
3,727	Best Buy Co., Inc.	250,193
621	Booking Holdings, Inc.	3,595,118
4,568	Caesars Entertainment, Inc.*	129,686
3,291	CarMax, Inc.*	221,188
21,109	Carnival Corp.*	593,585
26,133	Chipotle Mexican Grill, Inc.*	1,467,368
5,462	D.R. Horton, Inc.	704,161
2,244	Darden Restaurants, Inc.	489,125
8	Deckers Outdoor Corp.*	825
680	Domino’s Pizza, Inc.	306,408
6,663	DoorDash, Inc., Class A*	1,642,496
8,667	eBay, Inc.	645,345
2,386	Expedia Group, Inc.	402,470
76,996	Ford Motor Co.	835,407
3,020	Garmin Ltd.	630,334
18,818	General Motors Co.	926,034
2,675	Genuine Parts Co.	324,504
2,560	Hasbro, Inc.	188,979
4,738	Hilton Worldwide Holdings, Inc.	1,261,919
19,626	Home Depot, Inc. (The)	7,195,677
6,527	Las Vegas Sands Corp.	283,990
4,655	Lennar Corp., Class A	514,890
5,062	LKQ Corp.	187,345
11,109	Lowe’s Cos., Inc.	2,464,754
868	Lululemon Athletica, Inc.*	206,219

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
4,463	Marriott International, Inc., Class A	$1,219,336
14,059	McDonald’s Corp.	4,107,618
5,095	MGM Resorts International*	175,217
1,107	Mohawk Industries, Inc.*	116,058
23,057	NIKE, Inc., Class B	1,637,969
10,152	Norwegian Cruise Line Holdings Ltd.*	205,883
40	NVR, Inc.*	295,426
16,571	O’Reilly Automotive, Inc.*	1,493,544
691	Pool Corp.	201,413
3,904	PulteGroup, Inc.	411,716
816	Ralph Lauren Corp.	223,812
6,278	Ross Stores, Inc.	800,947
4,909	Royal Caribbean Cruises Ltd.	1,537,204
22,406	Starbucks Corp.	2,053,062
4,317	Tapestry, Inc.	379,076
54,829	Tesla, Inc.*	17,416,980
21,594	TJX Cos., Inc. (The)	2,666,643
10,258	Tractor Supply Co.	541,315
860	Ulta Beauty, Inc.*	402,325
2,374	Williams-Sonoma, Inc.	387,840
1,837	Wynn Resorts Ltd.	172,072
5,598	Yum! Brands, Inc.	829,512

		105,865,043

Consumer Staples – 5.4%
32,522	Altria Group, Inc.	1,906,765
9,406	Archer-Daniels-Midland Co.	496,449
2	Brown-Forman Corp., Class B	54
2,669	Bunge Global SA	214,267
4,072	Church & Dwight Co., Inc.	391,360
2,494	Clorox Co. (The)	299,455
76,201	Coca-Cola Co. (The)	5,391,221
16,246	Colgate-Palmolive Co.	1,476,761
5	Conagra Brands, Inc.	102
3,035	Constellation Brands, Inc., Class A	493,734
8,622	Costco Wholesale Corp.	8,535,263
4,201	Dollar General Corp.	480,510
3,800	Dollar Tree, Inc.*	376,352
4,872	Estee Lauder Cos., Inc. (The), Class A	393,658
10,305	General Mills, Inc.	533,902
2,805	Hershey Co. (The)	465,490
4,471	Hormel Foods Corp.	135,248
2,156	J M Smucker Co. (The)	211,719
5,207	Kellanova	414,113
38,514	Kenvue, Inc.	806,098
26,955	Keurig Dr Pepper, Inc.	891,132
6,169	Kimberly-Clark Corp.	795,307
18,451	Kraft Heinz Co. (The)	476,405
11,560	Kroger Co. (The)	829,199
2,791	Lamb Weston Holdings, Inc.	144,713
4,795	McCormick & Co., Inc.	363,557
3,496	Molson Coors Beverage Co., Class B	168,123
25,186	Mondelez International, Inc., Class A	1,698,544

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
13,039	Monster Beverage Corp.*	$816,763
26,964	PepsiCo, Inc.	3,560,327
30,542	Philip Morris International, Inc.	5,562,614
45,443	Procter & Gamble Co. (The)	7,239,979
9,196	Sysco Corp.	696,505
8,868	Target Corp.	874,828
2	The Campbell’s Company	61
5,011	Tyson Foods, Inc., Class A	280,315
13,608	Walgreens Boots Alliance, Inc.	156,220
84,390	Walmart, Inc.	8,251,654

		55,828,767

Energy – 3.0%
7,555	APA Corp.	138,181
19,206	Baker Hughes Co.	736,358
31,798	Chevron Corp.	4,553,156
24,642	ConocoPhillips	2,211,373
14,368	Coterra Energy, Inc.	364,660
12,623	Devon Energy Corp.	401,538
3,679	Diamondback Energy, Inc.	505,495
10,384	EOG Resources, Inc.	1,242,030
11,797	EQT Corp.	688,001
4,237	Expand Energy Corp.	495,475
84,191	Exxon Mobil Corp.	9,075,790
17,304	Halliburton Co.	352,655
5,247	Hess Corp.	726,919
38,095	Kinder Morgan, Inc.	1,119,993
6,034	Marathon Petroleum Corp.	1,002,308
13,674	Occidental Petroleum Corp.	574,445
12,428	ONEOK, Inc.	1,014,498
8,018	Phillips 66	956,547
26,892	Schlumberger NV	908,949
4,444	Targa Resources Corp.	773,611
320	Texas Pacific Land Corp.	338,045
6,095	Valero Energy Corp.	819,290
24,024	Williams Cos., Inc. (The)	1,508,947

		30,508,264

Financials – 14.0%
9,535	Aflac, Inc.	1,005,561
5,208	Allstate Corp. (The)	1,048,422
11,022	American Express Co.	3,515,798
11,769	American International Group, Inc.	1,007,309
2,147	Ameriprise Financial, Inc.	1,145,918
4,278	Aon PLC, Class A	1,526,219
9,039	Apollo Global Management, Inc.	1,282,363
7,107	Arch Capital Group Ltd.	647,092
4,984	Arthur J Gallagher & Co.	1,595,478
1,089	Assurant, Inc.	215,067
129,739	Bank of America Corp.	6,139,249
16,210	Bank of New York Mellon Corp. (The)	1,476,893
36,041	Berkshire Hathaway, Inc., Class B*	17,507,637
3,076	Blackrock, Inc.	3,227,493
14,977	Blackstone, Inc.	2,240,260
4,476	Brown & Brown, Inc.	496,254
12,765	Capital One Financial Corp.	2,715,881

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,107	Cboe Global Markets, Inc.	$491,373
34,559	Charles Schwab Corp. (The)	3,153,163
7,311	Chubb Ltd.	2,118,143
2,923	Cincinnati Financial Corp.	435,293
37,890	Citigroup, Inc.	3,225,197
8,971	Citizens Financial Group, Inc.	401,452
7,233	CME Group, Inc.	1,993,559
4,184	Coinbase Global, Inc., Class A*	1,466,450
1,462	Corpay, Inc.*	485,121
407	Erie Indemnity Co., Class A	141,144
848	Everest Group Ltd.	288,193
943	FactSet Research Systems, Inc.	421,785
10,072	Fidelity National Information Services, Inc.	819,962
11,594	Fifth Third Bancorp	476,861
10,929	Fiserv, Inc.*	1,884,269
10,720	Franklin Resources, Inc.	255,672
5,227	Global Payments, Inc.	418,369
1,723	Globe Life, Inc.	214,152
5,546	Hartford Insurance Group, Inc. (The)	703,621
28,729	Huntington Bancshares, Inc.	481,498
11,851	Intercontinental Exchange, Inc.	2,174,303
17,199	Invesco Ltd.	271,228
1,205	Jack Henry & Associates, Inc.	217,105
54,585	JPMorgan Chase & Co.	15,824,737
19,882	KeyCorp	346,344
14,061	KKR & Co., Inc.	1,870,535
3,474	Loews Corp.	318,427
2,790	M&T Bank Corp.	541,232
734	MarketAxess Holdings, Inc.	163,932
9,753	Marsh & McLennan Cos., Inc.	2,132,396
15,921	Mastercard, Inc., Class A	8,946,647
11,514	MetLife, Inc.	925,956
3,498	Moody’s Corp.	1,754,562
26,482	Morgan Stanley	3,730,254
1,781	MSCI, Inc.	1,027,174
10,686	Nasdaq, Inc.	955,542
5,161	Northern Trust Corp.	654,363
19,375	PayPal Holdings, Inc.*	1,439,950
7,559	PNC Financial Services Group, Inc. (The)	1,409,149
4,332	Principal Financial Group, Inc.	344,091
11,493	Progressive Corp. (The)	3,067,022
7,353	Prudential Financial, Inc.	790,006
4,304	Raymond James Financial, Inc.	660,104
16,284	Regions Financial Corp.	383,000
6,571	S&P Global, Inc.	3,464,823
7,590	State Street Corp.	807,121
8,048	Synchrony Financial	537,123
5,536	T. Rowe Price Group, Inc.	534,224
4,433	Travelers Cos., Inc. (The)	1,186,005
26,139	Truist Financial Corp.	1,123,716
30,436	US Bancorp	1,377,229
33,504	Visa, Inc., Class A	11,895,595
5,178	W R Berkley Corp.	380,428
64,166	Wells Fargo & Co.	5,140,980

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
1,892	Willis Towers Watson PLC	$579,898

		143,643,372

Health Care – 9.3%
33,907	Abbott Laboratories	4,611,691
34,683	AbbVie, Inc.	6,437,858
5,411	Agilent Technologies, Inc.	638,552
1,370	Align Technology, Inc.*	259,382
10,597	Amgen, Inc.	2,958,788
10,257	Baxter International, Inc.	310,582
5,641	Becton Dickinson & Co.	971,662
2,809	Biogen, Inc.*	352,782
2,795	Bio-Techne Corp.	143,803
29,114	Boston Scientific Corp.*	3,127,135
39,630	Bristol-Myers Squibb Co.	1,834,473
4,450	Cardinal Health, Inc.	747,600
3,364	Cencora, Inc.	1,008,695
9,667	Centene Corp.*	524,725
987	Charles River Laboratories International, Inc.*	149,758
5,220	Cigna Group (The)	1,725,628
3,936	Cooper Cos., Inc. (The)*	280,086
24,867	CVS Health Corp.	1,715,326
12,465	Danaher Corp.	2,462,336
1,025	DaVita, Inc.*	146,011
7,685	Dexcom, Inc.*	670,824
11,363	Edwards Lifesciences Corp.*	888,700
4,397	Elevance Health, Inc.	1,710,257
15,409	Eli Lilly & Co.	12,011,778
9,243	GE HealthCare Technologies, Inc.	684,629
24,301	Gilead Sciences, Inc.	2,694,252
3,475	HCA Healthcare, Inc.	1,331,273
2,339	Henry Schein, Inc.*	170,864
4,211	Hologic, Inc.*	274,389
2,357	Humana, Inc.	576,239
1,577	IDEXX Laboratories, Inc.*	845,808
2,889	Incyte Corp.*	196,741
1,408	Insulet Corp.*	442,365
7,009	Intuitive Surgical, Inc.*	3,808,761
3,316	IQVIA Holdings, Inc.*	522,568
46,796	Johnson & Johnson	7,148,089
1,645	Labcorp Holdings, Inc.	431,829
2,382	McKesson Corp.	1,745,482
25,121	Medtronic PLC	2,189,798
48,824	Merck & Co., Inc.	3,864,908
400	Mettler-Toledo International, Inc.*	469,888
3	Moderna, Inc.*	83
1,056	Molina Healthcare, Inc.*	314,582
111,265	Pfizer, Inc.	2,697,064
2,172	Quest Diagnostics, Inc.	390,156
1,453	Regeneron Pharmaceuticals, Inc.	762,825
2,791	ResMed, Inc.	720,078
2,303	Revvity, Inc.	222,746
2,817	Solventum Corp.*	213,641
1,794	STERIS PLC	430,955
6,751	Stryker Corp.	2,670,898
7,440	Thermo Fisher Scientific, Inc.	3,016,622

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
16,912	UnitedHealth Group, Inc.	$5,276,037
1,185	Universal Health Services, Inc., Class B	214,663
4,977	Vertex Pharmaceuticals, Inc.*	2,215,760
22,948	Viatris, Inc.	204,926
1,136	Waters Corp.*	396,509
1,364	West Pharmaceutical Services, Inc.	298,443
3,843	Zimmer Biomet Holdings, Inc.	350,520
8,565	Zoetis, Inc.	1,335,712

		94,818,535

Industrials – 8.6%
10,628	3M Co.	1,618,007
1,725	A O Smith Corp.	113,108
1,662	Allegion PLC	239,527
4,321	AMETEK, Inc.	781,928
7,772	Automatic Data Processing, Inc.	2,396,885
1,472	Axon Enterprise, Inc.*	1,218,728
14,796	Boeing Co. (The)*	3,100,206
2,161	Broadridge Financial Solutions, Inc.	525,188
2,245	Builders FirstSource, Inc.*	261,969
2,124	C.H. Robinson Worldwide, Inc.	203,798
15,928	Carrier Global Corp.	1,165,770
9,347	Caterpillar, Inc.	3,628,599
6,618	Cintas Corp.	1,474,954
16,924	Copart, Inc.*	830,461
36,925	CSX Corp.	1,204,863
2,666	Cummins, Inc.	873,115
3,031	Dayforce, Inc.*	167,887
4,973	Deere & Co.	2,528,721
12,814	Delta Air Lines, Inc.	630,192
2,625	Dover Corp.	480,979
7,755	Eaton Corp. PLC	2,768,457
11,104	Emerson Electric Co.	1,480,496
2,441	Equifax, Inc.	633,122
2,379	Expeditors International of Washington, Inc.	271,801
21,279	Fastenal Co.	893,718
4,406	FedEx Corp.	1,001,528
6,543	Fortive Corp.	341,087
5,399	GE Vernova, Inc.	2,856,881
1,133	Generac Holdings, Inc.*	162,257
4,759	General Dynamics Corp.	1,388,010
20,971	General Electric Co.	5,397,726
12,584	Honeywell International, Inc.	2,930,562
8,006	Howmet Aerospace, Inc.	1,490,157
1,068	Hubbell, Inc.	436,182
735	Huntington Ingalls Industries, Inc.	177,473
1,373	IDEX Corp.	241,058
5,043	Illinois Tool Works, Inc.	1,246,882
7,924	Ingersoll Rand, Inc.	659,118
1,421	J.B. Hunt Transport Services, Inc.	204,056
2,304	Jacobs Solutions, Inc.	302,861
13,140	Johnson Controls International PLC	1,387,847
3,567	L3Harris Technologies, Inc.	894,746

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,487	Leidos Holdings, Inc.	$392,349
589	Lennox International, Inc.	337,638
4,040	Lockheed Martin Corp.	1,871,086
4,466	Masco Corp.	287,432
1,045	Nordson Corp.	224,017
4,410	Norfolk Southern Corp.	1,128,828
2,577	Northrop Grumman Corp.	1,288,448
3,471	Old Dominion Freight Line, Inc.	563,343
7,778	Otis Worldwide Corp.	770,177
10,197	PACCAR, Inc.	969,327
2,534	Parker-Hannifin Corp.	1,769,923
5,891	Paychex, Inc.	856,905
929	Paycom Software, Inc.	214,971
3,224	Pentair PLC	330,976
2,919	Quanta Services, Inc.	1,103,615
3,926	Republic Services, Inc.	968,191
2,201	Rockwell Automation, Inc.	731,106
4,419	Rollins, Inc.	249,320
26,100	RTX Corp.	3,811,122
931	Snap-on, Inc.	289,709
10,889	Southwest Airlines Co.	353,239
3,140	Stanley Black & Decker, Inc.	212,735
3,526	Textron, Inc.	283,102
4,377	Trane Technologies PLC	1,914,543
1,120	TransDigm Group, Inc.	1,703,117
40,910	Uber Technologies, Inc.*	3,816,903
11,813	Union Pacific Corp.	2,717,935
6,626	United Airlines Holdings, Inc.*	527,628
14,407	United Parcel Service, Inc., Class B	1,454,242
1,359	United Rentals, Inc.	1,023,871
4,670	Veralto Corp.	471,436
2,866	Verisk Analytics, Inc.	892,759
788	W.W. Grainger, Inc.	819,709
7,260	Waste Management, Inc.	1,661,233
3,307	Westinghouse Air Brake Technologies Corp.	692,320
4,524	Xylem, Inc.	585,225

		87,899,390

Information Technology – 33.3%
12,178	Accenture PLC, Class A (Ireland)	3,639,882
8,322	Adobe, Inc.*	3,219,615
31,829	Advanced Micro Devices, Inc.*	4,516,535
2,886	Akamai Technologies, Inc.*	230,187
23,866	Amphenol Corp., Class A	2,356,768
9,693	Analog Devices, Inc.	2,307,128
1,662	ANSYS, Inc.*	583,728
292,012	Apple, Inc.	59,912,102
15,858	Applied Materials, Inc.	2,903,124
20,248	Arista Networks, Inc.*	2,071,573
4,132	Autodesk, Inc.*	1,279,143
92,111	Broadcom, Inc.	25,390,397
5,380	Cadence Design Systems, Inc.*	1,657,847
2,554	CDW Corp.	456,119
78,267	Cisco Systems, Inc.	5,430,164
9,305	Cognizant Technology Solutions Corp., Class A	726,069
15,134	Corning, Inc.	795,897

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
4,859	Crowdstrike Holdings, Inc., Class A*	$2,474,737
5,958	Dell Technologies, Inc., Class C	730,451
1	Enphase Energy, Inc.*	40
1,101	EPAM Systems, Inc.*	194,679
1,118	F5, Inc.*	329,050
475	Fair Isaac Corp.*	868,281
2,073	First Solar, Inc.*	343,164
12,364	Fortinet, Inc.*	1,307,122
1,467	Gartner, Inc.*	592,991
11,006	Gen Digital, Inc.	323,576
2,892	GoDaddy, Inc., Class A*	520,734
26,135	Hewlett Packard Enterprise Co.	534,461
17,635	HP, Inc.	431,352
85,625	Intel Corp.	1,918,000
18,216	International Business Machines Corp.	5,369,713
5,486	Intuit, Inc.	4,320,938
2,167	Jabil, Inc.	472,623
5,435	Juniper Networks, Inc.	217,020
3,433	Keysight Technologies, Inc.*	562,531
2,569	KLA Corp.	2,301,156
24,978	Lam Research Corp.	2,431,359
10,604	Microchip Technology, Inc.	746,203
21,971	Micron Technology, Inc.	2,707,926
145,352	Microsoft Corp.	72,299,538
901	Monolithic Power Systems, Inc.	658,973
3,265	Motorola Solutions, Inc.	1,372,802
3,871	NetApp, Inc.	412,455
476,767	NVIDIA Corp.	75,324,418
4,928	NXP Semiconductors NV (Netherlands)	1,076,719
8,238	ON Semiconductor Corp.*	431,754
31,961	Oracle Corp.	6,987,633
41,337	Palantir Technologies, Inc., Class A*	5,635,060
12,934	Palo Alto Networks, Inc.*	2,646,814
2,230	PTC, Inc.*	384,318
21,440	QUALCOMM, Inc.	3,414,534
2,185	Ralliant Corp.*	105,935
2,055	Roper Technologies, Inc.	1,164,856
18,795	Salesforce, Inc.	5,125,209
4,247	Seagate Technology Holdings PLC	612,970
4,056	ServiceNow, Inc.*	4,169,892
2,789	Skyworks Solutions, Inc.	207,836
10,075	Super Micro Computer, Inc.*	493,776
3,080	Synopsys, Inc.*	1,579,054
5,796	TE Connectivity PLC (Switzerland)	977,611
857	Teledyne Technologies, Inc.*	439,050
2,941	Teradyne, Inc.	264,455
17,783	Texas Instruments, Inc.	3,692,106
4,758	Trimble, Inc.*	361,513
759	Tyler Technologies, Inc.*	449,966
1,651	VeriSign, Inc.	476,809
7,121	Western Digital Corp.	455,673
4,196	Workday, Inc., Class A*	1,007,040

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

ō	Shares	Description	Value

	Common Stocks – (continued)

	Information Technology – (continued)
	1,073	Zebra Technologies Corp., Class A*	$330,870

			339,734,024

	Materials – 1.9%
	4,352	Air Products and Chemicals, Inc.	1,227,525
	2,440	Albemarle Corp.	152,915
	47,079	Amcor PLC	432,656
	1,496	Avery Dennison Corp.	262,503
	5,460	Ball Corp.	306,251
	3,153	CF Industries Holdings, Inc.	290,076
	13,275	Corteva, Inc.	989,386
	3,035	Dow, Inc.	80,367
	8,393	DuPont de Nemours, Inc.	575,676
	2,486	Eastman Chemical Co.	185,605
	4,818	Ecolab, Inc.	1,298,162
	28,433	Freeport-McMoRan, Inc.	1,232,570
	4,805	International Flavors & Fragrances, Inc.	353,408
	10,461	International Paper Co.	489,888
	9,226	Linde PLC	4,328,655
	5,166	LyondellBasell Industries NV, Class A	298,905
	1,207	Martin Marietta Materials, Inc.	662,595
	6,412	Mosaic Co. (The)	233,910
	21,695	Newmont Corp.	1,263,951
	4,574	Nucor Corp.	592,516
	1,736	Packaging Corp. of America	327,149
	4,427	PPG Industries, Inc.	503,571
	4,552	Sherwin-Williams Co. (The)	1,562,975
	9,875	Smurfit WestRock PLC	426,106
	2,734	Steel Dynamics, Inc.	349,979
	2,570	Vulcan Materials Co.	670,307

			19,097,607

	Real Estate – 2.1%
	3,204	Alexandria Real Estate Equities, Inc. REIT	232,707
	9,419	American Tower Corp. REIT	2,081,787
	2,715	AvalonBay Communities, Inc. REIT	552,502
	3,149	BXP, Inc. REIT	212,463
	1,993	Camden Property Trust REIT	224,591
	5,854	CBRE Group, Inc., Class A*	820,262
	8,082	CoStar Group, Inc.*	649,793
	9,390	Crown Castle, Inc. REIT	964,635
	6,258	Digital Realty Trust, Inc. REIT	1,090,957
	1,941	Equinix, Inc. REIT	1,544,007
	6,397	Equity Residential REIT	431,734
	1,311	Essex Property Trust, Inc. REIT	371,537
	4,014	Extra Space Storage, Inc. REIT	591,824
	1,515	Federal Realty Investment Trust REIT	143,910
	13,152	Healthpeak Properties, Inc. REIT	230,292
	14,794	Host Hotels & Resorts, Inc. REIT	227,236
	10,303	Invitation Homes, Inc. REIT	337,938
	5,970	Iron Mountain, Inc. REIT	612,343
	14,180	Kimco Realty Corp. REIT	298,064

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
2,152	Mid-America Apartment Communities, Inc. REIT	$318,518
18,418	Prologis, Inc. REIT	1,936,100
3,003	Public Storage REIT	881,140
16,633	Realty Income Corp. REIT	958,227
2,641	Regency Centers Corp. REIT	188,118
2,255	SBA Communications Corp. REIT	529,564
6,516	Simon Property Group, Inc. REIT	1,047,512
5,832	UDR, Inc. REIT	238,121
8,292	Ventas, Inc. REIT	523,640
19,988	VICI Properties, Inc. REIT	651,609
12,089	Welltower, Inc. REIT	1,858,442
13,835	Weyerhaeuser Co. REIT	355,421

		21,104,994

Utilities – 2.4%
15,303	AES Corp. (The)	160,988
5,034	Alliant Energy Corp.	304,406
5,158	Ameren Corp.	495,374
10,418	American Electric Power Co., Inc.	1,080,972
3,445	American Water Works Co., Inc.	479,234
2,785	Atmos Energy Corp.	429,196
13,111	CenterPoint Energy, Inc.	481,698
5,614	CMS Energy Corp.	388,938
6,775	Consolidated Edison, Inc.	679,871
6,174	Constellation Energy Corp.	1,992,720
16,922	Dominion Energy, Inc.	956,431
4,164	DTE Energy Co.	551,563
15,117	Duke Energy Corp.	1,783,806
7,727	Edison International	398,713
8,957	Entergy Corp.	744,506
4,721	Evergy, Inc.	325,419
6,934	Eversource Energy	441,141
19,977	Exelon Corp.	867,401
9,792	FirstEnergy Corp.	394,226
40,449	NextEra Energy, Inc.	2,807,970
10,245	NiSource, Inc.	413,283
4,008	NRG Energy, Inc.	643,605
43,868	PG&E Corp.	611,520
2,355	Pinnacle West Capital Corp.	210,702
13,320	PPL Corp.	451,415
10,018	Public Service Enterprise Group, Inc.	843,315
13,377	Sempra	1,013,575
21,459	Southern Co. (The)	1,970,580
6,823	Vistra Corp.	1,322,366
6,087	WEC Energy Group, Inc.	634,265
11,236	Xcel Energy, Inc.	765,172

		24,644,371

TOTAL COMMON STOCKS (Cost $916,528,787)		1,023,740,306

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,650,672	4.186%	$1,650,672
(Cost $1,650,672)

TOTAL INVESTMENTS – 100.3% (Cost $918,179,459)		$1,025,390,978

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(3,522,162)

NET ASSETS – 100.0%		$1,021,868,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	$618.00	08/04/2025	(34)	$ (2,101)	$ (39,437)	$ (38,752)	$ (686)
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	616.00	07/28/2025	(2,221)	(136,814)	(2,441,850)	(1,716,278)	(725,572)
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	597.00	07/21/2025	(1,032)	(61,611)	(2,510,125)	(1,043,094)	(1,467,031)
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	600.00	07/14/2025	(1,200)	(72,000)	(2,389,282)	(1,097,700)	(1,291,582)
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	602.00	07/07/2025	(1,782)	(107,276)	(2,935,654)	(1,412,680)	(1,522,973)

Total written option contracts				(6,269)	$(379,802)	$(10,316,348)	$(5,308,504)	$(5,007,844)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Assets:

Investments in unaffiliated issuers, at value (cost $907,035,362 and $916,528,787, respectively)	$1,038,826,760	$1,023,740,306
Investments in affiliated issuers, at value (cost $1,342,007 and $1,650,672, respectively)	1,342,007	1,650,672
Receivables:
Investments sold	8,463,796	7,185,404
Dividends	157,398	514,920
Securities lending income	244	—

Total assets	1,048,790,205	1,033,091,302

Liabilities:

Written options, at value (premiums received $7,516,999 and $5,308,504, respectively)	14,905,851	10,316,348
Payables:
Due to broker	320,328	783,089
Management fees	114,137	116,829
Fund shares redeemed	74,547	6,220

Total liabilities	15,414,863	11,222,486

Net Assets:

Paid-in capital	961,726,676	959,840,027
Total distributable earnings	71,648,666	62,028,789

NET ASSETS	$1,033,375,342	$1,021,868,816

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	20,750,000	20,510,000

Net asset value per share:	$49.80	$49.82

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $ 3,705 and $ 707, respectively)	$2,330,103	$4,249,369

Dividends — affiliated issuers	38,242	41,881

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	244	82

Total Investment Income	2,368,589	4,291,332

Expenses:

Management fees	1,000,729	1,073,065

Trustee fees	7,478	7,555

Total expenses	1,008,207	1,080,620

Less — expense reductions	(174,534)	(187,089)

Net expenses	833,673	893,531

NET INVESTMENT INCOME	1,534,916	3,397,801

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(10,197,662)	(10,081,619)

In-kind redemptions	(209)	20,715

Foreign currency transactions	427	—

Written options	(5,244,964)	(2,571,724)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	97,826,413	78,027,962

Written options	(9,417,811)	(6,482,089)

Net realized and unrealized gain	72,966,194	58,913,245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,501,110	$62,311,046

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Changes in Net Assets

	Nasdaq-100 Premium Income ETF†

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period September 1, 2024 to December 31, 2024	For the Period October 24, 2023* to August 31, 2024

From operations:

Net investment income	$1,534,916	$493,844	$326,474

Net realized loss	(15,442,408)	(5,849,057)	(3,702,169)

Net change in unrealized gain	88,408,602	23,728,857	12,265,087

Net increase in net assets resulting from operations	74,501,110	18,373,644	8,889,392

Distributions to shareholders:

From distributable earnings	(27,703,527)	(1,930,464)	(326,458)

From return of capital	–	(6,752,871)	(4,661,971)

Total distributions to shareholders	(27,703,527)	(8,683,335)	(4,988,429)

From share transactions:

Proceeds from sales of shares	709,235,069	204,602,665	247,797,903

Cost of shares redeemed	(62,527,970)	(84,676,228)	(41,444,952)

Net increase in net assets resulting from share transactions	646,707,099	119,926,437	206,352,951

TOTAL INCREASE	693,504,682	129,616,746	210,253,914

Net assets:

Beginning of period	339,870,660	210,253,914	–

End of period	$1,033,375,342	$339,870,660	$210,253,914

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS PREMIUM INCOME ETFS

Statements of Changes in Net Assets (continued)

	S&P 500 Premium Income ETF†

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period September 1, 2024 to December 31, 2024	For the Period October 24, 2023* to August 31, 2024

From operations:

Net investment income	$3,397,801	$971,826	$807,783

Net realized loss	(12,632,628)	(1,628,005)	(4,178,891)

Net change in unrealized gain	71,545,873	12,111,837	18,545,965

Net increase in net assets resulting from operations	62,311,046	11,455,658	15,174,857

Distributions to shareholders:

From distributable earnings	(24,442,011)	(1,230,787)	(807,783)

From return of capital	–	(5,954,977)	(4,437,473)

Total distributions to shareholders	(24,442,011)	(7,185,764)	(5,245,256)

From share transactions:

Proceeds from sales of shares	678,122,896	172,351,939	228,256,090

Cost of shares redeemed	(56,432,367)	(12,412,297)	(40,085,975)

Net increase in net assets resulting from share transactions	621,690,529	159,939,642	188,170,115

TOTAL INCREASE	659,559,564	164,209,536	198,099,716

Net assets:

Beginning of period	362,309,252	198,099,716	–

End of period	$1,021,868,816	$362,309,252	$198,099,716

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of Operations.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NASDAQ-100 PREMIUM INCOME ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Nasdaq-100 Premium Income ETF

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$48.97		$47.04		$40.39

Net investment income(a)	0.12		0.09		0.23

Net realized and unrealized gain	3.18		3.51		10.01

Total from investment operations	3.30		3.60		10.24

Distributions to shareholders from net investment income	(2.47)		(0.37)		(0.23)

Distributions to shareholders from return of capital	–		(1.30)		(3.36)

Total distributions	(2.47)		(1.67)		(3.59)

Net asset value, end of period	$49.80		$48.97		$47.04

Market price, end of period	$49.81		$49.03		$47.20

Total Return at Net Asset Value(b)	7.16%		7.89%		26.00%

Net assets, end of period (in 000’s)	$1,033,375		$339,871		$210,254

Ratio of net expenses to average net assets	0.29	%(c)	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	0.53	%(c)	0.55	%(c)	0.58	%(c)

Portfolio turnover rate(d)	3%		4%		14%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS S&P 500 PREMIUM INCOME ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	S&P 500 Premium Income ETF

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Period September 1, 2024 to December 31, 2024†		For the Period October 24, 2023* to August 31, 2024*

Per Share Operating Performance:

Net asset value, beginning of period	$49.36		$48.32		$40.30

Net investment income(a)	0.26		0.18		0.46

Net realized and unrealized gain	2.24		2.25		10.47

Total from investment operations	2.50		2.43		10.93

Distributions to shareholders from net investment income	(2.04)		(0.24)		(0.45)

Distributions to shareholders from return of capital	–		(1.15)		(2.46)

Total distributions	(2.04)		(1.39)		(2.91)

Net asset value, end of period	$49.82		$49.36		$48.32

Market price, end of period	$49.82		$49.45		$48.52

Total Return at Net Asset Value(b)	5.30%		5.14%		27.79%

Net assets, end of period (in 000’s)	$1,021,869		$362,309		$198,100

Ratio of net expenses to average net assets	0.29	%(c)	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	1.10	%(c)	1.08	%(c)	1.15	%(c)

Portfolio turnover rate(d)	2%		1%		10%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Nasdaq-100 Premium Income ETF	Non-Diversified

Goldman Sachs S&P 500 Premium Income ETF	Diversified

The investment objective of each Fund is to seek current income while maintaining prospects for capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

17

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For the Funds, income distributions, if any, are normally declared and paid monthly. Capital gains distributions, if any, are normally declared and paid annually. Because the Fund seeks to provide monthly distributions at a relatively stable rate, shareholders may receive distributions which constitute a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

18

GOLDMAN SACHS PREMIUM INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

19

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

Nasdaq-100 Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$4,259,243	$—	$—
Europe	12,765,629	—	—
North America	1,013,864,294	—	—
South America	7,937,594	—	—
Investment Company	1,342,007	—	—

Total	$1,040,168,767	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(14,905,851)	$—

S&P 500 Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$5,997,723	$—	$—
North America	1,017,742,583	—	—
Investment Company	1,650,672	—	—

Total	$1,025,390,978	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(10,316,348)	$—

20

GOLDMAN SACHS PREMIUM INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Nasdaq-100 Premium Income ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$ (14,905,851)

S&P 500 Premium Income ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$ (10,316,348)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2025 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Nasdaq-100 Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	$(5,244,964)	$(9,417,811)

S&P 500 Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	(2,571,724)	(6,482,089)

For the six months ended June 30, 2025, the relevant values for each derivative type was as follows:

21

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Average number of Contracts(a)

Fund	Written Options

Nasdaq-100 Premium Income ETF	4,239

S&P 500 Premium Income ETF	3,526

(a)

Amounts disclosed represent average number of contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended June 30, 2025 contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Nasdaq-100 Premium Income ETF	0.35%	0.29%

Goldman Sachs S&P 500 Premium Income ETF	0.35%	0.29%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.29% as an annual percentage rate of average daily net assets of each Fund. These arrangements will remain in effect through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended June 30, 2025, GSAM waived $172,835 and $185,249 of the Funds’ management fees for Nasdaq-100 Premium Income ETF and S&P 500 Premium Income ETF, respectively.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended June 30, 2025, GSAM waived $1,699 and $1,840 of the Funds’ management fees for Nasdaq-100 Premium Income ETF and S&P 500 Premium Income ETF, respectively.

B. Other Transactions with Affiliates — For the six months ended June 30, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

22

GOLDMAN SACHS PREMIUM INCOME ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the six months ended June 30, 2025:

Nasdaq-100 Premium Income ETF
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$44,185,436	$(42,843,429)	$1,342,007	1,342,007	$38,242

S&P 500 Premium Income ETF
Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	36,779,363	(35,128,690)	1,650,672	1,650,672	41,881

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Nasdaq-100 Premium Income ETF†

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Period September 1, 2024 to December 31, 2024		For the Period October 24, 2023(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	15,160,000	$709,235,069	4,190,000	$204,602,665	5,360,000	$247,797,903

Shares redeemed	(1,350,000)	$(62,527,970)	(1,720,000)	$(84,676,228)	(890,000)	$(41,444,952)

NET INCREASE IN SHARES	13,810,000	$646,707,099	2,470,000	$119,926,437	4,470,000	$206,352,951

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
(a)	Commenced operations on October 24, 2023.

23

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	S&P 500 Premium Income ETF†

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Period September 1, 2024 to December 31, 2024		For the Period October 24, 2023(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	14,360,000	$678,122,896	3,490,000	$172,351,939	4,950,000	$ 228,256,090

Shares redeemed	(1,190,000)	$(56,432,367)	(250,000)	$(12,412,297)	(850,000)	$(40,085,975)

NET INCREASE IN SHARES	13,170,000	$621,690,529	3,240,000	$159,939,642	4,100,000	$188,170,115

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
(a)	Commenced operations on October 24, 2023.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Premium Income ETF	$20,183,543	$94,289,948

S&P 500 Premium Income ETF	13,386,860	79,947,452

The purchases and sales from in-kind creation and redemption transactions for the six months ended June 30, 2025, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Premium Income ETF	$705,534,164	$20,353,147

S&P 500 Premium Income ETF	673,059,858	12,967,019

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs

24

GOLDMAN SACHS PREMIUM INCOME ETFS

8. SECURITIES LENDING (continued)

Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of June 30, 2025.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2025 are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2025:

Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025

Nasdaq-100 Premium Income ETF	$—	$4,341,898	$(4,341,898)	$—

S&P 500 Premium Income ETF	—	22,543	(22,543)	—

9. TAX INFORMATION

As of December 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Timing differences — (Straddle Loss Deferrals, Real Estate Investment Trusts, and Post October Capital Loss Deferral)	$(11,125,233)	$ (6,476,986)

25

GOLDMAN SACHS PREMIUM INCOME ETFS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

9. TAX INFORMATION (continued)

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Nasdaq-100 Premium Income ETF	S&P 500 Premium Income ETF

Tax Cost	$908,394,997	$918,200,521

Gross unrealized gain	138,239,800	117,716,166

Gross unrealized loss	(6,466,030)	(10,525,709)

Net unrealized gain (loss)	$131,773,770	$107,190,457

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

26

GOLDMAN SACHS PREMIUM INCOME ETFS

10. OTHER RISKS (continued)

Non-Diversification Risk — The Nasdaq-100 Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

Effective after the close of business on April 30, 2025, the Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF were renamed the Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF, respectively.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Nasdaq-100 Premium Income ETF and Goldman Sachs S&P 500 Premium Income ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to (i) the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”); (ii) a benchmark performance index; and (iii) information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)

fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;

(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser to implement a fee waiver;
(g)	information relating to the profitability of the Management Agreement to the Investment Adviser;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

28

GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are actively-managed ETFs that seek current income while maintaining prospects for capital appreciation. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Nasdaq-100 Premium Income ETF’s Shares had placed in the top half of the Fund’s peer group for the one-year period and that the Fund’s performance was in line with the Fund’s benchmark index for the one-year period ended March 31, 2025. They observed that the S&P 500 Premium Income ETF’s Shares had placed in the top half of the Fund’s peer group for the one-year period and had underperformed the Fund’s benchmark index for the one-year period ended March 31, 2025. The Trustees further noted that the Funds had experienced certain portfolio management changes in 2025.

29

GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The Trustees also considered information regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios to those of relevant peer funds were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

They also noted that shareholders are able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund. In addition, the Trustees considered the Investment Adviser’s undertakings to implement a management fee waiver for each Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions, and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its realized profits, and information comparing the contractual management fee rate charged by other advisers to other funds in the peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated

30

GOLDMAN SACHS PREMIUM INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the ETF marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

31

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. USEQPREETFSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs ETF Trust

Date:	August 26, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	August 26, 2025